BORROWINGS - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 291		$ 0	$ 291	$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 866			$ 866				$ 431
Interest rate (%)	4.80%			4.80%		4.80%		5.00%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,213			$ 3,213				$ 3,008
Interest rate (%)	4.50%			4.50%		4.50%		4.40%
Medium Term Notes | Series 19 (C$450)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 331			$ 331			$ 450	$ 0
Interest rate (%)	4.50%			4.50%		4.50%	4.54%	0.00%
Medium Term Notes | Series 9 (C$400)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0			$ 0				$ 278
Interest rate (%)	0.00%			0.00%		0.00%		3.80%
Repayments of borrowings, classified as financing activities	$ 291	$ 400
Hybrid Note
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 331			$ 331		$ 250		$ 139
Interest rate (%)	5.37%			5.37%		5.37%		5.50%